Accounts Receivable, Net	12 Months Ended
Mar. 31, 2024
Accounts Receivable, Net [Abstract]
Accounts receivable, net
6.	Accounts receivable, net

Accounts receivable consist of the following：

	As of March 31,	As of March 31,
	2023	2024
	RMB	RMB

Accounts receivable - Product sales	71,471	47,672
Accounts receivable - Online marketing and information service and other service	5,873	2,932
Allowance of expected credit loss	(602)	(486)
Total	76,742	50,118

Movement of allowance of Expected credit loss:

	As of March 31,	As of March 31,	As of March 31,
	2022	2023	2024
	RMB	RMB	RMB

At beginning of year	256	469	602
Addition/(reversal)	213	133	(116)
At end of year	469	602	486